LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of changes in right-of-use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 947,310	$ 1,013,608
Additions	543,385	200,164
Depreciation	(400,396)	(262,407)
Translation differences	(4,715)	(4,055)
Balance	1,085,584	947,310
Head office rent (5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	708,122	929,022
Additions	5,200	6,616
Depreciation	(227,515)	(227,516)
Translation differences	0	0
Balance	485,807	708,122
Vehicles (3-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	86,523	84,586
Additions	295,210	36,521
Depreciation	(87,940)	(30,529)
Translation differences	(1,705)	(4,055)
Balance	292,088	86,523
Equipment (3-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	152,665	0
Additions	834	157,027
Depreciation	(51,310)	(4,362)
Translation differences	(3,010)	0
Balance	99,179	152,665
DeLamar office rent (5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	0	0
Additions	242,141	0
Depreciation	(33,631)	0
Translation differences	0	0
Balance	$ 208,510	$ 0